Funds held for clients	12 Months Ended
Sep. 30, 2018
Funds Held For Clients [Abstract]
Funds held for clients	Funds held for clients

	As at September 30, 2018	As at September 30, 2017
	$	$
Cash	141,151	118,043
Long-term bonds (Note 31)	184,401	195,509
	325,552	313,552